Provisions - Main assumptions (Detail) - Respironics field action [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ten percentage point increase [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ 0.10
Ten percentage point increase [Member] | Total number of devices [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		€ 26,000,000
Ten percentage point increase [Member] | Replacement share [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		12,000,000
Ten percentage point decrease [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ (0.10)
Ten percentage point decrease [Member] | Total number of devices [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		(26,000,000)
Ten percentage point decrease [Member] | Replacement share [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption		€ (12,000,000)